PURISIMA FUNDS

                     Supplement dated January 4, 2001 to the
                Purisima Funds Prospectus dated December 29, 2000

 THE FOLLOWING TABLE REPLACES THE ONE FOUND ON PAGE 8:

                                FEES AND EXPENSES

SHAREHOLDER FEES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                       Pure             Pure
                                                 Total Return        American          Foreign
                                                     Fund              Fund             Fund
                                                     ----              ----             ----
Maximum sales charge (load) imposed on
purchases (AS A PERCENTAGE OF OFFERING PRICE)        None              None             None

Maximum deferred sales charge (load)
(AS A PERCENTAGE OF THE LOWER OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS)               None              None             None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                       Pure             Pure
                                                 Total Return        American          Foreign
                                                     Fund              Fund             Fund
                                                     ----              ----             ----
Management Fees                                      1.00%             1.50%(2)         1.50%(2)
Distribution 12b-1 Fees                              0.25%             None             None
Other Expenses                                       0.37%             None             None
                                                    -----             -----            -----
Total Annual Fund
    Operating Expenses                               1.62%             1.50%            1.50%
                                                    -----             -----            -----
Fee Reduction and/or
     Expense Reimbursement                          (0.12%)            None             None
                                                    -----             -----            -----

Net Expenses                                         1.50%(3)          1.50%(2)         1.50%(2)
                                                     -----             -----           -----

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(1)  A fee of $15.00 is charged for each wire redemption.
(2) The Management Fee for the Pure American and Pure Foreign Funds compensates the Adviser for advisory services and other ordinary operating expenses of the Funds, for which the Adviser is responsible. CURRENTLY, THE ADVISER IS VOLUNTARILY REDUCING THE ENTIRE MANAGEMENT FEE TO 0% FOR THE PURE AMERICAN AND PURE FOREIGN FUNDS. This voluntary reduction may be discontinued at any time.
(3) The Adviser is contractually obligated to limit the Total Return Fund's expenses to 1.50%. The contract has a rolling 10-year term.